Taxes on Income (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 05, 2013	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Taxes on Income (Details) [Line Items]
Tax rate			23.00%	23.00%	23.00%
Carry forward losses (in Dollars)			$ 27,314
Law for the Encouragement of Industry (Taxes), 1969 [Member]
Taxes on Income (Details) [Line Items]
Percentage of income that is generated from industrial enterprise			90.00%
Period of right to deduct expenses related to public offerings			three
Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Reduced corporate tax			In addition to the above grants, the Company is eligible to tax exemption at the first two years of the benefit period (as define below) and is subject to reduced corporate tax of 10% to 25% during the remaining five to eight years (depending on the extent of foreign investment in the Company) of the benefit period.
Tax benefit description			The benefits period is limited to the earlier of 12 years from completion of the investment or commencement of production (“Year of Operation”), or 14 years from the year in which the certificate of approval was obtained.
Tax benefits under Amendment 60 [Member]
Taxes on Income (Details) [Line Items]
Tax rate			15.00%
Tax benefit description			The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years (depending on the extent of foreign investment in the company) from the first year in which the company generated taxable income (at, or after, the year of election), or 12 years from the first day of the Year of Election.
Dividend distributed during benefits period			dividend is distributed during the benefits period or within the following 12 years (the limitation does not apply to a Foreign Investors Company, which is a company that more than 25% of its shares owned by non-Israeli residents).
Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate	16.00%	16.00%	25.00%			20.00%
2011 Amendment [Member]
Taxes on Income (Details) [Line Items]
Tax rate			12.50%
Preferred technology enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate		12.00%
Special preferred technology enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate		6.00%
Dividends distributed from technology enterprise earnings [Member]
Taxes on Income (Details) [Line Items]
Tax rate		4.00%
Legislative Amendments [Member]
Taxes on Income (Details) [Line Items]
Corporate income tax rate			23.00%
Development Zone A [Member] | Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Tax rate			24.00%
Development Zone A [Member] | Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate	9.00%
Development Zone A [Member] | 2011 Amendment [Member]
Taxes on Income (Details) [Line Items]
Tax rate			7.00%
Development Zone A [Member] | Preferred technology enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate		7.50%
Development Zone B [Member] | Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Tax rate			10.00%
Alternative Track [Member] | Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income (Details) [Line Items]
Reduced corporate tax			After expiration of the initial tax exemption period, the Company is eligible for a reduced corporate tax rate of 10% to 25% for the following five to eight years, depending on the extent of foreign investment in the Company (as shown in the table below).
Bottom of range [member] | Development Zone A [Member] | Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate		7.50%
Top of range [member] | Development Zone A [Member] | Preferred Enterprise [Member]
Taxes on Income (Details) [Line Items]
Tax rate		9.00%
Patents, know-how and certain other intangible [Member] | Law for the Encouragement of Industry (Taxes), 1969 [Member]
Taxes on Income (Details) [Line Items]
Useful life of intangible assets			eight